Retirement-Related Benefits - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension Plans
Expected Benefit Payments
Expected benefit payments, 2022	$ 5,922
Expected benefit payments, 2023	5,842
Expected benefit payments, 2024	5,827
Expected benefit payments, 2025	5,774
Expected benefit payments, 2026	5,670
Expected benefit payments, 2027-2031	26,117
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2022	418
Expected benefit payments, 2023	422
Expected benefit payments, 2024	405
Expected benefit payments, 2025	382
Expected benefit payments, 2026	360
Expected benefit payments, 2027-2031	1,386
U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2022	3,488
Expected benefit payments, 2023	3,450
Expected benefit payments, 2024	3,419
Expected benefit payments, 2025	3,348
Expected benefit payments, 2026	3,244
Expected benefit payments, 2027-2031	14,524
U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2022	124
Expected benefit payments, 2023	123
Expected benefit payments, 2024	121
Expected benefit payments, 2025	119
Expected benefit payments, 2026	116
Expected benefit payments, 2027-2031	532
U.S. | Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2022	377
Expected benefit payments, 2023	380
Expected benefit payments, 2024	363
Expected benefit payments, 2025	339
Expected benefit payments, 2026	316
Expected benefit payments, 2027-2031	1,156
Non-U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2022	1,968
Expected benefit payments, 2023	1,949
Expected benefit payments, 2024	1,959
Expected benefit payments, 2025	1,976
Expected benefit payments, 2026	1,972
Expected benefit payments, 2027-2031	9,438
Non-U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2022	342
Expected benefit payments, 2023	320
Expected benefit payments, 2024	328
Expected benefit payments, 2025	331
Expected benefit payments, 2026	337
Expected benefit payments, 2027-2031	1,624
Non-U.S. | Nonpension Postretirement Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2022	16
Expected benefit payments, 2023	17
Expected benefit payments, 2024	18
Expected benefit payments, 2025	19
Expected benefit payments, 2026	20
Expected benefit payments, 2027-2031	115
Non-U.S. | Nonpension Postretirement Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2022	25
Expected benefit payments, 2023	25
Expected benefit payments, 2024	24
Expected benefit payments, 2025	24
Expected benefit payments, 2026	24
Expected benefit payments, 2027-2031	$ 115